Common Shareholders' Equity (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash flow hedges	$ (120,293,386)	$ 9,945,778	$ 109,288,972
Gains (losses) from defined benefit plans	1,454,372	(7,103,125)	5,216,580
Charge to equity	822,142	5,334,074	(2,029,563)
Inflation adjustment of subsidiaries in Argentina	371,914,731
Other comprehensive income	(122,396,042)	(4,238,647)	114,644,243
Equity Holders [Member]
IfrsStatementLineItems [Line Items]
Conversion of joint ventures and foreign subsidiaries	(492,208,117)	(223,342,368)	15,703,753
Cash flow hedges	(4,379,170)	(12,415,374)	2,168,254
Gains (losses) from defined benefit plans	1,454,372	(7,103,125)	5,216,580
Charge to equity	822,142	5,334,074	(2,029,563)
Inflation adjustment of subsidiaries in Argentina		233,288,146	93,585,219
Other comprehensive income	(122,396,042)	(4,238,647)	114,644,243
Equity holders of the parent	(120,172,981)	(3,559,184)	107,622,545
Non-controlling interests	(2,223,061)	(679,463)	7,021,698
Equity Holders [Member] | Reserve of exchange differences on translation
IfrsStatementLineItems [Line Items]
Conversion of joint ventures and foreign subsidiaries	(496,096,411)	(226,312,374)	15,703,753
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	0	0	0
Charge to equity	0	0	0
Inflation adjustment of subsidiaries in Argentina	376,421,003	237,327,121	93,585,219
Other comprehensive income	(119,675,408)	11,014,747	109,288,972
Equity holders of the parent	(118,056,295)	11,706,309	102,229,659
Non-controlling interests	(1,619,113)	(691,562)	7,059,313
Equity Holders [Member] | Reserve of cash flows hedges
IfrsStatementLineItems [Line Items]
Conversion of joint ventures and foreign subsidiaries	0	0	0
Cash flow hedges	(4,379,170)	(12,415,374)	2,168,254
Gains (losses) from defined benefit plans	0	0	0
Charge to equity	1,182,375	3,352,151	(585,430)
Inflation adjustment of subsidiaries in Argentina	0	0	0
Other comprehensive income	(3,196,795)	(9,063,223)	1,582,824
Equity holders of the parent	(3,150,407)	(9,291,567)	1,812,733
Non-controlling interests	(46,388)	228,344	(229,909)
Equity Holders [Member] | Reserve of Actuarial gains and losses on defined benefit plans
IfrsStatementLineItems [Line Items]
Conversion of joint ventures and foreign subsidiaries	0	0	0
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	1,454,372	(7,103,125)	5,216,580
Charge to equity	(360,233)	1,981,923	(1,444,133)
Inflation adjustment of subsidiaries in Argentina	0	0	0
Other comprehensive income	1,094,139	(5,121,202)	3,772,447
Equity holders of the parent	1,033,532	(4,905,072)	3,580,153
Non-controlling interests	60,607	(216,130)	192,294
Equity Holders [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Conversion of joint ventures and foreign subsidiaries	3,888,294	2,970,006	0
Cash flow hedges	0	0	0
Gains (losses) from defined benefit plans	0	0	0
Charge to equity	0	0	0
Inflation adjustment of subsidiaries in Argentina	(4,506,272)	(4,038,975)	0
Other comprehensive income	(617,978)	(1,068,969)	0
Equity holders of the parent	189	(1,068,854)	0
Non-controlling interests	$ (618,167)	$ (115)	$ 0